CONSOLIDATED BALANCE SHEETS € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 254,065,589	$ 40,593,094
Restricted cash	316,777	83,217
Accounts receivable trade, net	34,348,925	20,187,786
Accounts receivable unbilled	11,473,590	0
Advances to suppliers	276,737	143,482
Value added tax receivable	4,600,213	3,651,593
Project assets, current	9,587,254	24,992,068
Prepaid expenses and other current assets, net	14,518,651	44,826,334
Assets held for sale	0	2,271,015
Total current assets	329,187,736	136,748,589
Property, plant and equipment, net	125,646,486	119,943,471
Deferred tax assets, net	776,261	1,184,321
Project assets non-current	6,550,583	3,278,924
Goodwill	1,022,567	1,022,567
Operating lease right-of-use assets	16,944,867	23,246,413
Finance lease right-of-use assets	24,557,562	25,555,792
Other non-current assets	24,582,137	25,961,872
Total assets	529,268,199	336,941,949
Current liabilities:
Accounts payable	3,764,839	6,313,330
Advances from customers	81,611	900,604
Amounts due to related parties	9,531,450	7,656,569
Short-term borrowings	0	31,980,868
Bond payable	0	9,034,691
Income tax payable	843,923	948,953
Salaries payable	339,883	266,373
Operating lease liabilities, current	726,842	1,092,797
Failed sale-lease back and finance lease liabilities, current	11,366,707	8,097,055
Other current liabilities	8,443,963	19,828,633
Liabilities held for sale	0	2,188,765
Total current liabilities	35,099,218	88,308,638
Long-term borrowings	61,510	0
Operating lease liabilities, non-current	15,778,063	21,410,701
Failed sale-lease back and finance lease liabilities, non-current	29,916,924	43,962,529
Total liabilities	80,855,715	153,681,868
Commitments and contingencies (see Note 20)
Shareholders' equity
Common shares (800,000,000 shares and 1,000,000,000 shares; no par value, shares authorized at December 31, 2020 and 2021; 582,258,622 shares issued and 572,484,072 shares outstanding at December 31, 2020;717,316,622 shares issued and 671,510,912 shares outstanding at December 31, 2021)	847,378,968	574,499,870
Additional paid-in capital	12,396,170	7,769,742
Treasury stock	(18,446,119)
Accumulated deficit	(432,705,128)	(439,567,002)
Accumulated other comprehensive loss	(4,618,323)	(3,565,101)
ReneSola Ltd shareholders' equity	404,005,568	139,137,509
Noncontrolling interest	44,406,916	44,122,572
Total shareholders' equity	448,412,484	183,260,081
Total liabilities and shareholders' equity	$ 529,268,199	$ 336,941,949